SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
	Six months ended June 30, 2021
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,290,162	$3.57	7.91	$8,768
Granted	1,600,000	12.79	-	-
Exercised	(461,402)	2.70	-	-
Forfeiture	(23,125)	4.91	-	-

Outstanding at the end of the period	4,405,635	7.00	8.35	23,808

Exercisable	1,291,533	$3.12	7.04	$11,710

Schedule of Recognized Stock-based Compensation
	Six months ended June 30,
	2021	2020
	Unaudited

Cost of revenues	$222	$122
Research and development	310	178
Marketing and selling	82	(18)
General and administrative	712	400

	$1,326	$682